SIGNIFICANT ACCOUNTING POLICIES - Disclosure of subsidiaries (Details)	12 Months Ended
Nov. 30, 2021
PRT USA [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	United States of America
Effective Economic Interest	100.00%
PRT UK [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	United Kingdom
Effective Economic Interest	100.00%
Tetra [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	United Kingdom
Effective Economic Interest	100.00%